NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION (Details)	12 Months Ended
	Dec. 31, 2012
Schedule of Bank Subsidiaries [Line Items]
Percentage of voting rights retained for additional ownership interest in a share exchange agreement (in hundredths)	50.00%
Classes of common stocks originally capitalized with several bank-development subsidiaries	2
Number of bank's with national bank charter	1
Percentage ownership in affiliate (in hundredths)	50.00%
Financial Restructuring Plan [Abstract]
Equity Interest in new entity to be held by external capital sources	47.00%
Equity Interest in new entity to be retained with new class of common stock	53.00%
Bankruptcy Proceedings [Abstract]
Bankruptcy Proceedings, Date Petition for Bankruptcy Filed	Aug. 09, 2012
Capitol National Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Percentage ownership in affiliate (in hundredths)	33.00%
Arizona Region [Member] | Central Arizona Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Casa Grande, Arizona
Percentage owned or controlled by Capitol (in hundredths)	66.00%
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	31.00%
Year formed or acquired	Dec. 31, 1997
Arizona Region [Member] | Sunrise Bank of Albuquerque [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Albuquerque, New Mexico
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	100.00%
Year formed or acquired	Dec. 31, 2000
Arizona Region [Member] | Sunrise Bank of Arizona [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Phoenix, Arizona
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	100.00%
Year formed or acquired	Dec. 31, 1998
Great Lakes Region [Member] | Bank of Maumee [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Maumee, Ohio
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	51.00%
Year formed or acquired	Dec. 31, 2006
Great Lakes Region [Member] | Capitol National Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Lansing, Michigan	[2]
Percentage owned or controlled by Capitol (in hundredths)	51.00%	[2]
Year formed or acquired	Dec. 31, 1982	[2]
Great Lakes Region [Member] | Indiana Community Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Goshen, Indiana
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	100.00%
Year formed or acquired	Dec. 31, 2000
Great Lakes Region [Member] | Michigan Commerce Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Ann Arbor, Michigan
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	100.00%
Year formed or acquired	Dec. 31, 1990
Nevada Region [Member] | 1st Commerce Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	North Las Vegas, Nevada
Percentage owned or controlled by Capitol (in hundredths)	30.00%
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	64.00%
Year formed or acquired	Dec. 31, 2006
Nevada Region [Member] | Bank of Las Vegas [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Las Vegas, Nevada
Percentage owned or controlled by Capitol (in hundredths)	0.00%	[1]
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	100.00%
Year formed or acquired	Dec. 31, 2002
Southeast Region [Member] | Pisgah Community Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Asheville, North Carolina
Percentage owned or controlled by Capitol (in hundredths)	84.00%
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	12.00%
Year formed or acquired	Dec. 31, 2008
Southeast Region [Member] | Sunrise Bank [Member]
Schedule of Bank Subsidiaries [Line Items]
Location	Atlanta, Georgia
Percentage owned or controlled by Capitol (in hundredths)	78.00%
Percentage owned by subsidiaries controlled by Capitol (in hundredths)	19.00%
Year formed or acquired	Dec. 31, 2006

[1]	Majority-owned by a bank-development subsidiary (second-tier bank holding company) in which Capitol holds a controlling interest.
[2]	Pursuant to two separate share exchanges consummated in 2011 and 2012, Capitol reduced its ownership of Capitol National Bank to approximately 33%. However, Capitol retained control of Capitol National Bank and the right to vote over 50% of the outstanding shares until February 2013.